Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Apr. 30, 2025	Oct. 31, 2024
CURRENT ASSETS
Cash	$ 838,415	$ 407,031
Accounts receivable, net	8,381,394	8,702,303
Prepayment, net		7,699
Other Receivables	1,988,115	11,410
Contract assets	588,603	603,979
Inventories	129	134
Other current assets	1,188,375
Total current assets	12,985,189	9,772,710
NON-CURRENT ASSETS
Deferred IPO costs		967,793
Operating lease assets, net	39,366	67,934
Finance lease assets, net	35,302	43,520
Property and equipment, net	200,914	242,185
Intangible assets, net	5,788	6,088
Deferred tax asset	247,754	136,799
Total non-current assets	529,124	1,464,319
TOTAL ASSETS	13,514,313	11,237,029
CURRENT LIABILITIES
Accounts payable	1,109,481	1,851,723
Payroll payable	34,509	23,401
Tax payables	947,327	821,010
Other payables	3,915,440	3,353,963
Finance lease liabilities – current	9,742	21,893
Operating lease liabilities – current	6,373	6,382
Estimated warranty liabilities	36,188	64,576
Total current liabilities	6,065,937	6,206,170
NON-CURRENT LIABILITIES
Operating lease liabilities – non-current	6,631	13,550
Total non-current liabilities	6,631	13,550
TOTAL LIABILITIES	6,072,568	6,219,720
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.0001 par value, authorized 500,000,000 shares as of April 30, 2025 and October 31, 2024; 16,250,000 and 15,000,000 shares issued and outstanding as of April 30, 2025 and October 31, 2024, respectively	1,625	1,500
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	4,245,254	1,210,094
Statutory reserve	420,231	402,621
Retained earnings	3,054,244	3,551,019
Accumulated other comprehensive loss	(278,109)	(146,425)
Total shareholders’ equity	7,441,745	5,017,309
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	13,514,313	11,237,029
Related Party
CURRENT LIABILITIES
Due to related parties	6,877	63,222
Related Party
CURRENT ASSETS
Due from related parties	$ 158	$ 40,154